Income Tax Provision (Details) - Schedule of Reconciliation of the Federal Income Tax Rate - Unique Logistics International, Inc. [Member]	12 Months Ended
	May 31, 2023	May 31, 2022
Investments, Owned, Federal Income Tax Note [Line Items]
US Federal statutory rate (%)	21.00%	21.00%
State income tax, net of federal benefit	(0.50%)	16.40%
Impact of debt exchange	(2.50%)	18.90%
PPP loan forgiveness		(1.30%)
Foreign income taxes and adjustments	1.50%
FDII deduction	(4.00%)	(10.10%)
Withholding taxes	1.10%
Other	(2.10%)	(4.30%)
Income tax provision	14.50%	40.60%